Related Party Convertible Note Payable - Schedule of Related Party Convertible Note Payable (Details) (Parenthetical) - USD ($)	Nov. 08, 2019	Jul. 19, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Original issue discount			$ 65,217
Warrants price per share					$ 0.625
Convertible Note 2019 - 02 [Member]
Convertible notes payable issued		$ 815,217
Original issue discount		65,217
Exchange of convertible notes payable		$ 750,000
Debt instrument, interest rate		8.00%
Debt instrument, maturity date		Jun. 30, 2020
Debt instrument, conversion price		$ 0.12
Convertible Note 2019 - 02 [Member] | Detachable Warrant [Member]
Warrants to purchase common stock		1,500,000
Warrants price per share		$ 0.12
Additional discount on convertible note		$ 286,050
Convertible Note 2019 - 02 [Member] | Subsequent Event [Member]
Debt instrument, conversion price	$ 0.07
Debt instrument, discount offering price percentage	25.00%
Adjusted exercise price per share	$ 0.07
Convertible Note 2019 - 02 [Member] | Minimum [Member] | Subsequent Event [Member]
Convertible notes payable issued	$ 5,000,000